INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of detailed information about deferred taxes [Table Text Block]
	December 31, 2022	December 31, 2021
Royalty interest	$(14,288)	$(1,514)
Tax loss carryforwards	13,120	4,539
Other	71	53
Total asset (liability)	$(1,097)	$3,078

Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2022	December 31, 2021	Expiry Date Range
Tax loss carryforwards	$30,577	$44,218	2026-2042
Exploration and evaluation assets	2,017	8,084	No expiry
Other	18,693	9,415	No expiry

Disclosure of detailed information about income tax expense [Table Text Block]
	Year ended	Year ended
	December 31, 2022	December 31, 2021
Current tax expense	$(771)	$(274)
Deferred tax recovery (expense)	(4,175)	3,110
	$(4,946)	$2,836

Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	December 31, 2022	December 31, 2021
Net income (loss) before taxes	$8,295	$(23,731)
Statutory tax rate	27%	27%
Expected income tax (recovery)	2,240	(6,407)
Effect of lower tax rates in foreign jurisdictions	(1,411)	625
Permanent differences	1,608	2,228
Change in unrecognized deductible temporary differences and other	2,383	1,214
Witholding taxes	167	-
Foreign exchange	(41)	(496)
Total	$4,946	$(2,836)